voya investment management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034

February 10, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc.
(File Nos. 333-05173 and 811-07651)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders ("Meeting") of Voya Euro STOXX 50® Index Portfolio, Voya FTSE 100 Index® Portfolio, Voya Hang Seng Index Portfolio, and Voya Japan TOPIX Index® Portfolio (each a “Portfolio,” and collectively the “Portfolios”), each a series of Voya Variable Portfolios, Inc.

The Meeting is being held for the purpose of asking shareholders to approve a Plan of Liquidation and Dissolution providing for the liquidation and dissolution of each Portfolio.

Should you have any questions, please contact the undersigned at 480-477-2260.

Very truly yours,

/s/ Joanne Osberg

Joanne Osberg

Vice President and Counsel

Mutual Fund Legal Department

Voya Investment Management

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